December 20, 2011

Dreyfus Index Funds, Inc.:

-Dreyfus International Stock Index Fund (“DISIF”)

-Dreyfus S&P 500 Index Fund (“DS&P”)

-Dreyfus Smallcap Stock Index Fund (“DSSIF”)

Dreyfus Midcap Index Fund, Inc.  (“DMIF”)

Supplement to Statement of Additional Information (the “SAI”)

Dated

May 1, 2011, as revised or amended July 1, 2011 and November 1, 2011

The following information supersedes and replaces any contrary information contained in Part I of the Funds’ Statement of Additional Information entitled “Certain Portfolio Manager Information”:

The following table lists the funds’ portfolio managers who are in addition to the primary portfolio managers listed in the prospectus.

Fund	Additional Portfolio Managers

DISIF	Rebecca Gao, Lynn Hutchison, Danny Lai, Todd Rose, Marlene Walker Smith
DS&P	Rebecca Gao, Lynn Hutchison, Danny Lai, Todd Rose, Marlene Walker Smith
DSSIF	Rebecca Gao, Lynn Hutchison, Danny Lai, Todd Rose, Marlene Walker Smith
DMIF	Rebecca Gao, Lynn Hutchison, Danny Lai, Todd Rose, Marlene Walker Smith